Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Mineral Property, Plant and Equipment

3.	MINERAL PROPERTY, PLANT AND EQUIPMENT

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2019	Mineral Property interest [1]	Plant and equipment [2]	Total
Cost
Beginning balance	$112,541	$1,374	$113,915
Impact of IFRS 16 adoption (note 2(c))	–	1,154	1,154
Beginning balance as restated	112,541	2,528	115,069
Additions	–	490	490
Ending balance	112,541	3,018	115,559

Accumulated depreciation
Beginning balance	–	(968)	(968)
Depreciation [3]	–	(647)	(647)
Ending balance	–	(1,615)	(1,615)

Foreign currency translation difference	24,766	157	24,923

Net carrying value – December 31, 2019	$137,307	$1,560	$138,867

Year ended December 31, 2018	Mineral Property interest [1]	Plant and equipment	Total
Cost
Beginning balance	$112,541	$1,354	$113,895
Additions	–	20	20
Ending balance	112,541	1,374	113,915

Accumulated depreciation
Beginning balance	–	(734)	(734)
Depreciation [4]	–	(234)	(234)
Ending balance	–	(968)	(968)

Foreign currency translation difference	31,641	247	31,888

Net carrying value – December 31, 2018	$144,182	$653	$144,835

Notes to tables:

1.	Comprises the Pebble Project, a contiguous block of 2,402 mineral claims covering approximately 417 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.

2.	Includes ROU Assets, which relate to the use of office space, hangers, yard storage, an office copier and one vehicle. The following reconciles ROU Assets for the year ended December 31, 2019:

	Land and Buildings	Equipment	Total
Beginning balance at January 1, 2019	$1,132	$22	$1,154
Additions	459	31	490
Ending balance	1,591	53	1,644

Depreciation	(411)	(9)	(420)

Foreign currency translation difference	(63)	(1)	(64)

Net carrying value – December 31, 2019	$1,117	$43	$1,160

3.	ROU Asset depreciation of $224 is included in general and administrative expenses. The remainder is included in exploration and evaluation expenses.

4.	Depreciation is included in exploration and evaluation expenses.